SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Activity [Line Items]
Total	$ 2,744	$ 2,534	$ 1,731
Cost Of Revenue [Member]
Share Based Compensation Activity [Line Items]
Total	357	312	202
Research and Development Expense [Member]
Share Based Compensation Activity [Line Items]
Total	292	254	168
Selling and Marketing Expense [Member]
Share Based Compensation Activity [Line Items]
Total	750	611	389
General and Administrative Expense [Member]
Share Based Compensation Activity [Line Items]
Total	$ 1,345	$ 1,357	$ 972